Consolidated Statements of Changes in Equity - ILS (₪) ₪ in Thousands	Issued capital [member]	Capital reserve [member]	Capital Reserve With Non Controlling Interest [member]	Receipts on Account of Shares [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
As of January 1, 2021 at Dec. 31, 2020	₪ 452,259	₪ 2,388		₪ 11,017	₪ (191,158)	₪ 274,506	₪ 17,603	₪ 292,109
IfrsStatementLineItems [Line Items]
Profit for the year					4,690	4,690	2,603	7,293
Exercise of share options (Note 18D,F,G)	10,974			(2,476)		8,498		8,498
Share-based payment (Note 18O)	6,452					6,452		6,452
Issuance of shares, net (Note 18C)	136,506					136,506		136,506
Issuance of shares in respect with acquisitions (Note 18H)	17,376					17,376	1,178	18,554
As of December 31, 2021 at Dec. 31, 2021	623,567	2,388		8,541	(186,468)	448,028	21,384	469,412
IfrsStatementLineItems [Line Items]
Profit for the year					44,819	44,819	(1,070)	43,749
Share-based payment (Note 18O)	8,907					8,907		8,907
Acquisitions of subsidiaries (Note 8)							(142)	(142)
Settlement in cash of an obligation to issue shares	(449)					(449)		(449)
As of December 31, 2021 at Dec. 31, 2022	632,025	2,388		8,541	(141,649)	501,305	20,172	521,477
IfrsStatementLineItems [Line Items]
Profit for the year					(61,959)	(61,959)	(1,574)	(63,533)
De-recognition of non-controlling interests (Note 16(6))			13,561			13,561	(13,561)
Dividends to non-controlling interests in subsidiaries							(3,474)	(3,474)
Attribution of loss from non-controlling interest (Note 2C)					(387)	(387)	387
Exercise of share options (Note 18D,F,G)	8,541			(8,541)
Share-based payment (Note 18O)	2,592					2,592		2,592
As of December 31, 2021 at Dec. 31, 2023	₪ 643,158	₪ 2,388	₪ 13,561		₪ (203,995)	₪ 455,112	₪ 1,950	₪ 457,062